Cover	Jul. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 09, 2025
Entity File Number	333-13223
Entity Registrant Name	DSG GLOBAL, INC
Entity Central Index Key	0001413909
Entity Tax Identification Number	23-1134956
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	312 – 2630 Croydon Drive
Entity Address, City or Town	Surrey
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V3Z 6T3
City Area Code	(604)
Local Phone Number	575-3848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false